Net trading income (Tables)	12 Months Ended
Dec. 31, 2024
Trading income (expense) [abstract]
Disclosure of net trading income

	2024	2023	2022
	£m	£m	£m
Net gains on financial instruments held for trading	4,201	4,310	5,603
Net gains on financial instruments designated at fair value	500	362	501
Net gains on financial instruments mandatorily at fair value	1,199	1,308	1,520
Net trading income	5,900	5,980	7,624